Income Taxes - Income Tax Loss Carryforwards Expiration Dates (Details) $ in Thousands	Jan. 31, 2023 USD ($)
Income Taxes
Income tax loss carryforwards	$ 30,122
2024
Income Taxes
Income tax loss carryforwards	175
2025
Income Taxes
Income tax loss carryforwards	63
2027
Income Taxes
Income tax loss carryforwards	762
2028
Income Taxes
Income tax loss carryforwards	223
Thereafter
Income Taxes
Income tax loss carryforwards	28,899
Canada | Foreign tax authority
Income Taxes
Income tax loss carryforwards	8,128
Canada | Foreign tax authority | Thereafter
Income Taxes
Income tax loss carryforwards	8,128
United States | Domestic tax authority
Income Taxes
Income tax loss carryforwards	1,299
United States | Domestic tax authority | 2027
Income Taxes
Income tax loss carryforwards	279
United States | Domestic tax authority | 2028
Income Taxes
Income tax loss carryforwards	138
United States | Domestic tax authority | Thereafter
Income Taxes
Income tax loss carryforwards	882
EMEA | Foreign tax authority
Income Taxes
Income tax loss carryforwards	19,538
EMEA | Foreign tax authority | 2027
Income Taxes
Income tax loss carryforwards	34
EMEA | Foreign tax authority | Thereafter
Income Taxes
Income tax loss carryforwards	19,504
Asia Pacific | Foreign tax authority
Income Taxes
Income tax loss carryforwards	1,157
Asia Pacific | Foreign tax authority | 2024
Income Taxes
Income tax loss carryforwards	175
Asia Pacific | Foreign tax authority | 2025
Income Taxes
Income tax loss carryforwards	63
Asia Pacific | Foreign tax authority | 2027
Income Taxes
Income tax loss carryforwards	449
Asia Pacific | Foreign tax authority | 2028
Income Taxes
Income tax loss carryforwards	85
Asia Pacific | Foreign tax authority | Thereafter
Income Taxes
Income tax loss carryforwards	$ 385